SEGMENTAL INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2018 Member Segment
Disclosure of operating segments [line items]
Number of operating segment | Segment	2
Customer Concentration Risk [Member]
Disclosure of operating segments [line items]
Concentration risk, percentage	10.00%
Coalition And Loyalty Program Multiplus [Member]
Disclosure of operating segments [line items]
Number of member for loyalty coalition | Member	22,200,000